INCOME TAX - Components recognized in income statement (Details) - COP ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Current tax
Fiscal term	$ (163,926)	$ (207,179)	$ (822,349)	$ (648,358)
Prior fiscal terms	92,104	1,111	161,943	1,452
Total current tax	(71,822)	(206,068)	(660,406)	(646,906)
Deferred tax
Fiscal term	(312,040)	(229,305)	(409,268)	(362,376)
Adjustments for consolidation purposes	20,539	9,045	11,471	(3,417)
Total deferred tax	(291,501)	(220,260)	(397,797)	(365,793)
Total income tax	$ (363,323)	$ (426,328)	$ (1,058,203)	$ (1,012,699)
Colombia
Deferred tax
Nominal income tax rate			35.00%	35.00%
Income tax points liquidated			5.00%	5.00%